Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Money Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. At March 31, 2013, the Fund owned 1.40% of the Portfolio.

3. INCOME TAXES

4. FAIR VALUE MEASUREMENTS

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Statement of Investments | See Notes to Statements of Investments.

The Money Market Portfolios

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

[a]U.S. Treasury Bills, 4/04/13 - 5/02/13	467,000,000	466,987,080
Total U.S. Government and Agency Securities (Cost $1,870,700,624)		1,870,700,624
Municipal Bonds 4.7%		
[c]California State Economic Recovery GO,		
Series C-2, Daily VRDN and Put, 0.11%, 7/01/23	32,400,000	32,400,000
Series C-4, Daily VRDN and Put, 0.10%, 7/01/23	26,790,000	26,790,000
California State GO, RAN, Series A-2, 2.50%, 6/20/13	165,000,000	165,745,953
[c]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series A, Weekly VRDN and Put, 0.09%, 10/01/29	60,415,000	60,415,000
Indiana State Finance Authority Industrial Revenue, Development, Midwest Fertilizer Corp. Project, Mandatory Put 7/01/13, 0.20%, 7/01/46	165,000,000	165,000,000
Iowa Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Project, Mandatory Put 4/12/13, 0.18%, 12/01/50	150,000,000	150,000,000
New York Liberty Development Corp. Multi-Modal Liberty Revenue, 3 World Trade Center Project, Mandatory Put 5/22/13, Refunding, Series A, 0.25%,		
12/01/49	200,000,000	200,000,000
12/01/50	30,000,000	30,000,000
Total Municipal Bonds (Cost $830,350,953)		830,350,953
Total Investments before Repurchase Agreements (Cost $14,991,801,432)		14,991,801,432
[d]**Repurchase Agreements 5.9%**		
Barclays Capital Inc., 0.110%, 4/01/13 (Maturity Value $500,006,111)		
Collateralized by U.S. Treasury Notes, 0.875%, 12/31/16 (valued at $512,458,309)	500,000,000	500,000,000
Deutsche Bank Securities Inc., 0.150%, 4/01/13 (Maturity Value $50,000,833)		
Collateralized by U.S. Treasury Bonds, 9.25%, 02/15/16; and U.S. Treasury Notes, 1.875%, 8/31/17 (valued at $51,000,040)	50,000,000	50,000,000
Goldman, Sachs & Co., 0.170%, 4/01/13 (Maturity Value $75,001,417)		
Collateralized by U.S. Government and Agency Securities, 1.25%, 9/28/16 (valued at $76,535,940)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.160%, 4/01/13 (Maturity Value $75,001,333)		
Collateralized by U.S. Government and Agency Securities, 0.50% - 4.75%, 10/15/15 – 1/29/16 (valued at $76,502,286)	75,000,000	75,000,000
J.P. Morgan Securities LLC, 0.120%, 4/01/13 (Maturity Value $250,003,333)		
Collateralized by U.S. Government and Agency Securities, 0.098% - 5.00%, 5/21/13 – 2/22/18 (valued at $255,001,385)	250,000,000	250,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.130%, 4/01/13 (Maturity Value $50,000,722)		
Collateralized by U.S. Treasury Bonds, 4.50%, 8/15/39 (valued at $51,000,020)	50,000,000	50,000,000
Morgan Stanley & Co. LLC, 0.170%, 4/01/13 (Maturity Value $50,000,944)		
Collateralized by U.S. Treasury Notes, 0.375% - 1.75%, 1/15/16 - 5/31/16 (valued at $51,000,098)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $1,050,000,000)		1,050,000,000
Total Investments (Cost $16,041,801,432) 90.0%		16,041,801,432
Other Assets, less Liabilities 10.0%		1,783,281,050
Net Assets 100.0%		$ 17,825,082,482

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] The security is traded on a discount basis with no stated coupon rate.

[b] A supranational organization is an entity formed by two or more central governments through international treaties.

[c] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

[d] At March 31, 2013, all repurchase agreements had been entered into on March 28, 2013.

ABBREVIATIONS

Selected Portfolio

FFCB - Federal Farm Credit Bank

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At March 31, 2013, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy: Level 1 – quoted prices in active markets for identical financial instruments Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.) Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Porfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2013, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Portfolio believes the adoption of these ASUs will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date June 5, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date June 5, 2013